COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense of right-of-use assets	$ (39,982)	$ (35,244)	$ (23,833)
TOTAL	(1,340,178)	(1,110,848)	(802,090)
Cost of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(1,158,669)	(1,014,469)	(745,307)
Professional services	(104,916)	(37,293)	(23,989)
Depreciation and amortization expense	(18,057)	(13,510)	(10,730)
Share-based compensation expense - Equity settled	(15,155)	(4,917)	(3,568)
Travel and housing	(11,669)	(11,057)	(4,950)
Depreciation expense of right-of-use assets	(10,540)	(9,802)	(3,392)
Office expenses	(7,348)	(8,817)	(6,607)
Recruiting, training and other employee expenses	(6,818)	(3,150)	(2,860)
Promotional and marketing expenses	(5,319)	(4,111)	(687)
Share-based compensation expense - Cash settled	$ (1,687)	$ (3,722)	$ 0